Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	FIFTH THIRD FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000840678
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 16, 2012
Prospectus Date	rr_ProspectusDate	Jul. 16, 2012
Fifth Third LifeModel Aggressive Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LASAX
Fifth Third LifeModel Aggressive Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LASBX
Fifth Third LifeModel Aggressive Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LASCX
Fifth Third LifeModel Aggressive Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LASIX
Fifth Third LifeModel Aggressive Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fifth Third LifeModel Aggressive Fund Summary Prospectus
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a very heavy emphasis on stocks:

•	From 80% to 100% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	Up to 20% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	Up to 10% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings

Mid Cap Growth Fund	0-50%
Quality Growth Fund	0-50%

Small Cap Value Fund	0-50%
All Cap Value Fund	0-50%
Disciplined Large Cap Value Fund	0-50%
International Equity Fund	0-25%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-20%
Short Term Bond Fund	0-20%
Institutional Money Market Fund	0-10%
U.S. Treasury Money Market Fund	0-10%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Fifth Third LifeModel Conservative Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LCVAX
Fifth Third LifeModel Conservative Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LCVBX
Fifth Third LifeModel Conservative Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LCVCX
Fifth Third LifeModel Conservative Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LCVIX
Fifth Third LifeModel Conservative Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fifth Third LifeModel Conservative Fund Summary Prospectus
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:

•	From 70% to 90% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	From 10% to 30% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	Up to 20% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Percentage of
Fund Name	Fund Holdings

Mid Cap Growth Fund	0-15%
Quality Growth Fund	0-15%

Small Cap Value Fund	0-15%
All Cap Value Fund	0-15%
Disciplined Large Cap Value Fund	0-15%
International Equity Fund	0-5%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-60%
Short Term Bond Fund	0-60%
Institutional Money Market Fund	0-20%
U.S. Treasury Money Market Fund	0-20%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Fifth Third LifeModel Moderately Aggressive Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMAAX
Fifth Third LifeModel Moderately Aggressive Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMABX
Fifth Third LifeModel Moderately Aggressive Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMACX
Fifth Third LifeModel Moderately Aggressive Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMAIX
Fifth Third LifeModel Moderately Aggressive Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fifth Third LifeModel Moderately Aggressive Fund Summary Prospectus
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a moderately heavy emphasis on stocks:

•	From 60% to 80% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	From 20% to 40% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	Up to 10% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
Mid Cap Growth Fund	0-40%
Quality Growth Fund	0-40%
Small Cap Value Fund	0-40%
All Cap Value Fund	0-40%
Disciplined Large Cap Value Fund	0-40%
International Equity Fund	0-20%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-30%
Short Term Bond Fund	0-30%
Institutional Money Market Fund	0-10%
U.S. Treasury Money Market Fund	0-10%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-282-5706
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://fifththirdfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Fifth Third LifeModel Moderately Conservative Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LAMVX
Fifth Third LifeModel Moderately Conservative Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LBMVX
Fifth Third LifeModel Moderately Conservative Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LCMVX
Fifth Third LifeModel Moderately Conservative Fund | Institutional
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LIMVX
Fifth Third LifeModel Moderately Conservative Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fifth Third LifeModel Moderately Conservative Fund Summary Prospectus
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:

•	From 50% to 70% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	From 30% to 50% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	Up to 20% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Percentage of
Fund Name	Fund Holdings
Mid Cap Growth Fund	0-25%
Quality Growth Fund	0-25%
Small Cap Value Fund	0-25%
All Cap Value Fund	0-25%
Disciplined Large Cap Value Fund	0-25%
International Equity Fund	0-10%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-50%
Short Term Bond Fund	0-50%
Institutional Money Market Fund	0-20%
U.S. Treasury Money Market Fund	0-20%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-282-5706
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://fifththirdfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Fifth Third LifeModel Moderate Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMDAX
Fifth Third LifeModel Moderate Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMDBX
Fifth Third LifeModel Moderate Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMDCX
Fifth Third LifeModel Moderate Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMDIX
Fifth Third LifeModel Moderate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fifth Third LifeModel Moderate Fund Summary Prospectus
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:

•	From 40% to 60% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	From 40% to 60% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	Up to 15% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
Mid Cap Growth Fund	0-30%
Quality Growth Fund	0-30%
Small Cap Value Fund	0-30%
All Cap Value Fund	0-30%
Disciplined Large Cap Value Fund	0-30%
International Equity Fund	0-15%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-40%
Short Term Bond Fund	0-40%
Institutional Money Market Fund	0-15%
U.S. Treasury Money Market Fund	0-15%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Fifth Third Strategic Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFSAX
Fifth Third Strategic Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFSBX
Fifth Third Strategic Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRACX
Fifth Third Strategic Income Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXIIX
Fifth Third Strategic Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fifth Third Strategic Income Fund Summary Prospectus
Annual Return 2001	rr_AnnualReturn2001	12.65%
Annual Return 2002	rr_AnnualReturn2002	7.45%
Annual Return 2003	rr_AnnualReturn2003	9.83%
Annual Return 2004	rr_AnnualReturn2004	6.70%
Annual Return 2005	rr_AnnualReturn2005	1.59%
Annual Return 2006	rr_AnnualReturn2006	8.00%
Annual Return 2007	rr_AnnualReturn2007	(2.83%)
Annual Return 2008	rr_AnnualReturn2008	(20.90%)
Annual Return 2009	rr_AnnualReturn2009	36.56%
Annual Return 2010	rr_AnnualReturn2010	12.45%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Q2 2009	21.98%
Worst quarter:	Q3 2008	-18.49%
Year to Date Return (1/1/11 to 9/30/11):		2.55%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return (1/1/11 to 9/30/11):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.49%)